RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party payables	$ 17,920	$ 18,738
Ship Finance International Limited
Related Party Transaction [Line Items]
Related party payables	8,781	8,886
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party payables	3,151	3,236
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party payables	1,220	1,058
Golden Ocean Group Limited
Related Party Transaction [Line Items]
Related party payables	$ 4,768	$ 5,558